Loans Receivable, Net - Allowance for Loan Loss Account by Loan (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	$ 6,289	$ 8,682
Charge off	(1,867)	(1,232)	$ (4,444)
Recovery	227	1,112
General Provision	295	(1,846)
Specific Provision	756	(427)
Ending balance	5,700	6,289	8,682
Land [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	1,123	1,305
Charge off	(911)
General Provision	850	(74)
Specific Provision	317	(108)
Ending balance	1,379	1,123	1,305
Multi-Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	85	466
General Provision	4	(381)
Specific Provision	138
Ending balance	227	85	466
One-to-Four Family Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	1,198	2,048
Charge off	(143)	(233)
Recovery	39	24
General Provision	(176)	(304)
Specific Provision	112	(337)
Ending balance	1,030	1,198	2,048
Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	181	218
Charge off	(92)	(83)
Recovery	10	3
General Provision	20	(37)
Specific Provision	82	80
Ending balance	201	181	218
Junior Liens [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	14	39
Recovery	4	9
General Provision	(6)	(25)
Specific Provision	(4)	(9)
Ending balance	8	14	39
Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	146	88
Charge off		(139)
Recovery		9
General Provision	231	58
Specific Provision		130
Ending balance	377	146	88
Non-Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	2,083	2,719
Charge off	(222)	(66)
Recovery	2	864
General Provision	(944)	(1,368)
Specific Provision	220	(66)
Ending balance	1,139	2,083	2,719
Farmland [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	461	510
General Provision	500	542
Specific Provision	(603)	(591)
Ending balance	358	461	510
Consumer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	494	541
Charge off	(298)	(415)
Recovery	118	109
General Provision	(123)	(13)
Specific Provision	167	272
Ending balance	358	494	541
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	504	748
Charge off	(201)	(296)
Recovery	54	94
General Provision	(61)	(244)
Specific Provision	327	202
Ending balance	$ 623	$ 504	$ 748